Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories

Inventories

in € THOUS

	2019	2018

Finished goods	940,407	774,133
Health care supplies	399,585	391,593
Raw materials and purchased components	233,609	224,054
Work in process	89,677	77,023
Inventories	1,663,278	1,466,803